Derivative Instruments - Fair Value of Derivative Instruments by Balance Sheet Location (Details) - USD ($) $ in Thousands	Dec. 31, 2016		Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Non-current derivative assets	$ 66,788		$ 30,304
Derivative liabilities	(11,481)		(6,430)
Non-current derivative liabilities	(2,001)		(2,884)
Interest Rate Derivatives [Member] | Derivative liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities	(4,223)		(5,940)
Interest Rate Derivatives [Member] | Non-current derivative liabilities [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative liabilities	(2,001)		(2,800)
Commodity Contract [Member]
Derivatives, Fair Value [Line Items]
Total derivative assets	80,323		33,070
Total derivative liabilities	(7,258)		(574)
Derivative asset, net	73,065		32,496
Commodity Contract [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Other current assets	13,535		2,766
Commodity Contract [Member] | Non-current derivative assets [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative assets	66,788		30,304
Commodity Contract [Member] | Derivative liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities	(7,258)		(490)
Commodity Contract [Member] | Non-current derivative liabilities [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative liabilities	0		(84)
Liquefaction Supply Derivatives [Member]
Derivatives, Fair Value [Line Items]
Total derivative assets	80,323	[1]	33,041
Total derivative liabilities	(7,258)	[1]	(574)
Derivative asset, net	73,065	[1]	32,467
Liquefaction Supply Derivatives [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Other current assets	13,535	[1]	2,737
Derivative, Collateral, Right to Reclaim Cash	6,000
Liquefaction Supply Derivatives [Member] | Non-current derivative assets [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative assets	66,788	[1]	30,304
Liquefaction Supply Derivatives [Member] | Derivative liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities	(7,258)	[1]	(490)
Liquefaction Supply Derivatives [Member] | Non-current derivative liabilities [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative liabilities	0	[1]	(84)
Natural Gas Derivatives [Member]
Derivatives, Fair Value [Line Items]
Total derivative assets	0		29	[2]
Total derivative liabilities	0		0	[2]
Derivative asset, net	0		29	[2]
Natural Gas Derivatives [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Other current assets	0		29	[2]
Derivative, Collateral, Right to Reclaim Cash			400
Natural Gas Derivatives [Member] | Non-current derivative assets [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative assets	0		0	[2]
Natural Gas Derivatives [Member] | Derivative liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities	0		0	[2]
Natural Gas Derivatives [Member] | Non-current derivative liabilities [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative liabilities	$ 0		$ 0	[2]

[1]	Does not include collateral of $6.0 million deposited for such contracts, which is included in other current assets in our Balance Sheet as of December 31, 2016.
[2]	Does not include collateral of $0.4 million deposited for such contracts, which is included in other current assets in our Balance Sheet as of December 31, 2015.